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                             J.P. MORGAN SERIES TRUST

                      JPMorgan Disciplined Equity Value Fund

                        Supplement dated January 14, 2004
              to the Statement of Additional Information dated May 1, 2003



     Effective immediately, the JPMorgan Disciplined Equity Value Fund will no longer be offered through this statement of additional information.




                                                                   SUP-DEVS-104